STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE 13	-	STOCKHOLDERS’ EQUITY

A.	Share capital:

1.	Composition:
December 31, 2024 and 2023	Registered	Issued and outstanding
Ordinary shares of NIS 0.33⅓ each	60,000,000	23,475,431

2.	In September 2005, the Company registered its ordinary shares for trade in the United States.

3.
The Ordinary shares of the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if and when, declared.

During 2022, a Company's fully owned subsidiary had repurchased a total of 146,589 shares amounting to approximately $3.4 million.

During 2022, the Company repurchased a total of 210,773 shares amounting to approximately $5.0 million.

During 2023, the Company repurchased a total of 282,644 shares amounting to approximately $6.6 million.

As of December 31, 2024, an amount of 3,581,851 ordinary shares representing 15.26% of the share capital of the Company is held by the Company and its' fully owned subsidiary as treasury shares. (3,581,851 shares as of December 31, 2023).

4.	Treasury stock have no voting rights.

B.	Retained earnings

1.
In determining the amount of retained earnings available for distribution as a dividend, the Israeli Companies Law stipulates that the cost of the Company’s shares acquired either by the Company or its subsidiary (presented as a separate item in the consolidated balance sheet and the statement of changes in equity) must be deducted from the amount of retained earnings.

2.	Dividends are declared and paid in NIS. Dividends paid to stockholders outside Israel are converted into dollars on the basis of the exchange rate prevailing at the date of declaration.

3.	On March 3, 2021, the board of directors also approved a dividend policy of US$ 3 million per quarter.

4.	In November 2023 the Board of directors decided to resume to a US$ 5 million as dividend distributed quarterly

5.	In February 2024 the board of directors approved the increase of quarterly dividend to US$ 8 million.

6.	In February 2025 the board of directors approved the increase of quarterly dividend to US$ 10 million.

7.
During the years ended December 31, 2024, 2023 and 2022, the Company declared dividends in the amount of US$ 1.56, US$ 0.68 and US$ 0.56, per share, totaling approximately US$ 32.0, 14.0 and 12.0 million, respectively (including fourth quarter dividend declared and paid on the following month of January).